Trade and Other Receivables - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 23,973	£ 14,194
Accrued income from companies acquired	0	200
Current contract assets	3,700
Receivable from research and development tax credit	11,000	11,100
Non-current receivable from research and development tax credit	2,500	6,200
Prepayments	13,300	14,700
Non-current prepayments	£ 2,100	£ 3,200
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Disclosure of Trade and Other Receivables [Line Items]
Payment term	30 days
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Disclosure of Trade and Other Receivables [Line Items]
Payment term	90 days